Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 8,452	$ 7,634
Common Stock, Par Value Per Share	$ 0.10	$ 0.10
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	6,295,113	6,256,063
Treasury Stock, Shares	2,470	2,608